                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-612
                                   -------

VALUE LINE INCOME AND GROWTH FUND, INC.
---------------------------------------
(Exact name of registrant as specified in charter)

220 EAST 42ND STREET, NEW YORK, NY 10017
----------------------------------------

DAVID T. HENIGSON
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     ------------

Date of fiscal year end: DECEMBER 31, 2007
                        ------------------

Date of reporting period: SEPTEMBER 30, 2007
                          ------------------

ITEM 1: SCHEDULE OF INVESTMENTS.
         A copy of Schedule of Investments for
the period ended 9/30/07 is included with this Form.

Value Line Income and Growth Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

    SHARES                                           VALUE
  -----------------------------------------------------------
    COMMON STOCKS  (56.1%)
               AEROSPACE/DEFENSE  (0.4%)
     20,000    Goodrich Corp.                     $1,364,600
               AIR TRANSPORT  (0.4%)
     35,000    Alaska Air Group, Inc.  *             808,150
     20,000    Continental Airlines, Inc. Class B *  660,600
                                                  -----------
                                                   1,468,750
               APPAREL  (0.2%)
     40,000    Collective Brands, Inc.  *            882,400
               AUTO PARTS  (0.2%)
     15,000    Autoliv, Inc.                         896,250
               BANK  (0.5%)
     10,000    Bank of America Corp.                 502,700
     20,000    KeyCorp                               646,600
     14,000    PNC Financial Services Group, Inc.    953,400
                                                  -----------
                                                   2,102,700
               BANK - CANADIAN  (1.1%)
     40,000    Bank of Nova Scotia                 2,100,000
     30,000    Zions Bancorporation                2,060,100
                                                  -----------
                                                   4,160,100
               BEVERAGE - ALCOHOLIC  (0.8%)
     40,000    Anheuser-Busch Companies, Inc.      1,999,600
     50,000    Constellation Brands, Inc. Class A* 1,210,500
                                                  -----------
                                                   3,210,100
               BEVERAGE - SOFT DRINK  (0.5%)
     15,000    Cadbury Schweppes PLC ADR             697,800
     25,000    Coca-Cola Co. (The)                 1,436,750
                                                  -----------
                                                   2,134,550
               BIOTECHNOLOGY  (0.5%)
     25,000    Genentech, Inc.  *                  1,950,500
               CABLE TV  (0.5%)
     30,000    Cablevision Systems Corp. NY
                Group A *                          1,048,200
     35,000    DIRECTV Group, Inc. (The)  *          849,800
                                                  -----------
                                                   1,898,000
               CANADIAN ENERGY  (1.0%)
     16,000    Canadian Natural Resources Ltd.     1,212,000
     30,000    EnCana Corp.                        1,855,500
      8,000    Suncor Energy, Inc.                   758,480
                                                  -----------
                                                   3,825,980
               CEMENT & AGGREGATES  (0.3%)
     40,000    Cemex S.A. de C.V. ADR *            1,196,800
               CHEMICAL - BASIC  (0.6%)
     30,000    Dow Chemical Co. (The)              1,291,800
     20,000    E.I. du Pont de Nemours & Co.         991,200
                                                  -----------
                                                   2,283,000
               CHEMICAL - DIVERSIFIED  (1.0%)
     15,000    Cabot Corp.                           532,950
     20,000    Cytec Industries, Inc.              1,367,800

    SHARES                                           VALUE
  -----------------------------------------------------------
     10,000    Eastman Chemical Co.               $  667,300
     30,000    Pall Corp.                          1,167,000
                                                  -----------
                                                   3,735,050
               CHEMICAL - SPECIALTY  (0.8%)
     10,000    Arch Chemicals, Inc.                  468,800
     80,000    Chemtura Corp.                        711,200
     20,000    Lubrizol Corp. (The)                1,301,200
     15,000    Mosaic Co. (The)  *                   802,800
                                                  -----------
                                                   3,284,000
               COAL  (0.3%)
     10,000    Joy Global, Inc.                      508,600
     30,000    Massey Energy Co.                     654,600
                                                  -----------
                                                   1,163,200
               COMPUTER & PERIPHERALS  (0.7%)
     50,000    EMC Corp.  *                        1,040,000
     20,000    Seagate Technology                    511,600
     50,000    Western Digital Corp.  *            1,266,000
                                                  -----------
                                                   2,817,600
               COMPUTER SOFTWARE &
                SERVICES (2.0%)
     15,000    Accenture Ltd. Class A                603,750
     15,000    Cognos, Inc.  *                       622,950
     30,000    Computer Sciences Corp.  *          1,677,000
     20,000    Electronic Data Systems Corp.         436,800
     95,000    Microsoft Corp.                     2,798,700
     20,000    NAVTEQ Corp.  *                     1,559,400
                                                  -----------
                                                   7,698,600
               DIVERSIFIED COMPANIES  (1.1%)
     20,000    Honeywell International, Inc.       1,189,400
     20,000    Pentair, Inc.                         663,600
     12,000    Teleflex, Inc.                        935,040
     30,000    Tyco International Ltd.             1,330,200
                                                  -----------
                                                   4,118,240
               DRUG  (3.6%)
     20,000    AVI BioPharma, Inc.  *                 51,000
     20,000    Barr Pharmaceuticals, Inc.  *       1,138,200
     20,000    Bristol-Myers Squibb Co.              576,400
     30,000    Forest Laboratories, Inc.  *        1,118,700
     25,000    Genzyme Corp.  *                    1,549,000
     10,000    GlaxoSmithKline PLC ADR               532,000
     22,500    Immucor, Inc.  *                      804,375
     40,000    King Pharmaceuticals, Inc.  *         468,800
     25,000    Mylan Laboratories, Inc.              399,000
     40,000    Pfizer, Inc.                          977,200
     60,000    Sanofi-Aventis ADR                  2,545,200
     40,000    Teva Pharmaceutical Industries
                Ltd. ADR                           1,778,800
     30,000    Watson Pharmaceuticals, Inc.  *       972,000
     30,000    Wyeth                               1,336,500
                                                  -----------
                                                  14,247,175
               ELECTRICAL EQUIPMENT  (2.4%)
     10,000    American Science & Engineering, Inc.  626,600
     30,000    AVX Corp.                             483,000
     20,000    Corning, Inc.                         493,000
    105,000    General Electric Co.                4,347,000

--------------------------------------------------------------------------------
                                                                               1

                                         Value Line Income and Growth Fund, Inc.

                                                              SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


    SHARES                                           VALUE
  -----------------------------------------------------------
     16,000    Harman International Industries,
                Inc.                              $1,384,320
     18,000    Thomas & Betts Corp.  *             1,055,520
     40,000    Ultralife Batteries, Inc.  *          512,000
     15,000    WESCO International, Inc.  *          644,100
                                                  -----------
                                                   9,545,540
               ELECTRICAL UTILITY - CENTRAL (1.2%)
     30,000    ALLETE, Inc.                        1,342,800
     35,000    American Electric Power Company,
                Inc.                               1,612,800
     25,000    OGE Energy Corp.                      827,500
     35,000    Westar Energy, Inc.                   859,600
                                                  -----------
                                                   4,642,700
               ELECTRICAL UTILITY - EAST  (2.3%)
     16,000    Dominion Resources, Inc.            1,348,800
      9,000    Exelon Corp.                          678,240
     60,000    Pepco Holdings, Inc.                1,624,800
     30,000    PPL Corp.                           1,389,000
     30,000    Progress Energy, Inc.               1,405,500
     40,000    Southern Co.                        1,451,200
     60,000    TECO Energy, Inc.                     985,800
                                                  -----------
                                                   8,883,340
               ELECTRICAL UTILITY - WEST  (0.8%)
     60,000    IDACORP, Inc.                       1,964,400
     50,000    Xcel Energy, Inc.                   1,077,000
                                                  -----------
                                                   3,041,400
               ELECTRONICS  (0.8%)
     35,000    Celestica, Inc.  *                    213,850
     15,000    LaserCard Corp.  *                    166,650
     15,000    MEMC Electronic Materials, Inc.  *    882,900
     15,000    Multi-Fineline Electronix, Inc.  *    222,450
     20,000    Plantronics, Inc.                     571,000
     30,000    Tyco Electronics Ltd.               1,062,900
      5,000    Valence Technology, Inc.  *             7,050
                                                  -----------
                                                   3,126,800
               ENTERTAINMENT  (0.7%)
     50,000    CBS Corp. Class B                   1,575,000
     70,000    Time Warner, Inc.                   1,285,200
                                                  -----------
                                                   2,860,200
               ENTERTAINMENT TECHNOLOGY  (0.1%)
     10,000    Avid Technology, Inc.  *              270,800
               ENVIRONMENTAL  (0.1%)
     25,000    Tetra Tech, Inc.  *                   528,000
               FINANCIAL SERVICES - DIVERSIFIED
                (3.3%)
     30,000    American International Group, Inc.  2,029,500
     35,000    Ameriprise Financial, Inc.          2,208,850
     25,000    CIT Group, Inc.                     1,005,000
     50,000    Citigroup, Inc.                     2,333,500
     10,000    Countrywide Financial Corp.           190,100
     10,000    HSBC Holdings PLC ADR                 926,000

    SHARES                                           VALUE
  -----------------------------------------------------------
     35,000    ING Groep NV ADR                   $1,550,850
     25,000    KKR Financial Holdings LLC            421,250
     40,000    Loews Corp.                         1,934,000
      5,000    Principal Financial Group, Inc.       315,450
                                                  -----------
                                                  12,914,500
               FOOD PROCESSING  (2.0%)
     20,000    Archer-Daniels-Midland Co.            661,600
     35,000    Chiquita Brands International,
                Inc.  *                              554,050
     30,000    ConAgra Foods, Inc.                   783,900
     20,000    Dean Foods Co.                        511,600
     15,000    General Mills, Inc.                   870,150
     15,000    Hormel Foods Corp.                    536,700
     25,000    Kraft Foods, Inc. Class A             862,750
     45,000    Sara Lee Corp.                        751,050
     30,000    Smithfield Foods, Inc.  *             945,000
      3,000    Tejon Ranch Co.  *                    124,200
     20,000    Tyson Foods, Inc. Class A             357,000
     30,000    Unilever PLC ADR                      950,100
                                                  -----------
                                                   7,908,100
               FOREIGN TELECOMMUNICATIONS  (1.0%)
     50,000    Deutsche Telekom AG                   981,500
     71,111    Telecom Corporation of New Zealand
                Ltd. ADR                           1,206,045
     20,000    Telefonica S.A. ADR                 1,675,600
                                                  -----------
                                                   3,863,145
               FURNITURE/HOME FURNISHINGS  (0.3%)
     20,000    Furniture Brands International,
                Inc.                                 202,800
     30,000    La-Z-Boy, Inc.                        221,400
     20,000    Tempur-Pedic International, Inc.      715,000
                                                  -----------
                                                   1,139,200
               HEALTH CARE INFORMATION SYSTEMS
                (0.2%)
     30,000    IMS Health, Inc.                      919,200
               HOUSEHOLD PRODUCTS  (0.2%)
     20,000    Newell Rubbermaid, Inc.               576,400
               INSURANCE - LIFE  (0.8%)
     20,000    Genworth Financial, Inc. Class A      614,600
     15,000    Lincoln National Corp.                989,550
     30,000    Manulife Financial Corp.            1,237,800
     18,843    UnumProvident Corp.                   461,088
                                                  -----------
                                                   3,303,038
               INSURANCE - PROPERTY & CASUALTY
                (1.4%)
     30,000    American Financial Group, Inc.        855,600
     22,500    Berkley (W.R.) Corp.                  666,675
         25    Berkshire Hathaway, Inc. Class A *  2,962,750
     20,000    HCC Insurance Holdings, Inc.          572,800
      8,000    SAFECO Corp.                          489,760
                                                  -----------
                                                   5,547,585
--------------------------------------------------------------------------------
2

                                         Value Line Income and Growth Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


    SHARES                                           VALUE
  -----------------------------------------------------------
               INTERNET  (0.1%)
     25,000    E*TRADE Financial Corp.  *         $  326,500
               MACHINERY  (1.5%)
     40,000    Briggs & Stratton Corp.             1,007,200
     15,000    Flowserve Corp.                     1,142,700
     20,000    Ingersoll-Rand Company Ltd.
                Class A                            1,089,400
     20,000    Lincoln Electric Holdings, Inc.     1,552,200
     40,000    Watts Water Technologies, Inc.
                Class A                            1,228,000
                                                  -----------
                                                   6,019,500
               MARITIME  (0.3%)
     15,000    Alexander & Baldwin, Inc.             751,950
     30,000    Quintana Maritime Ltd.                572,100
                                                  -----------
                                                   1,324,050
               MEDICAL SERVICES  (1.2%)
     10,000    Health Management Associates, Inc.
                Class A                               69,400
     20,000    Health Net, Inc.  *                 1,081,000
     15,000    Laboratory Corporation of America
                Holdings  *                        1,173,450
     20,000    Lincare Holdings, Inc.  *             733,000
     26,000    PSS World Medical, Inc.  *            497,380
     20,000    Quest Diagnostics, Inc.             1,155,400
                                                  -----------
                                                   4,709,630
               MEDICAL SUPPLIES  (3.1%)
     14,011    Baxter International, Inc.            788,539
     10,000    Becton Dickinson & Co.                820,500
     12,000    Bio-Rad Laboratories, Inc. Class A* 1,086,000
     55,000    Boston Scientific Corp.  *            767,250
     10,000    Covidien Ltd.                         415,000
     35,000    Johnson & Johnson                   2,299,500
     20,000    Kinetic Concepts, Inc.  *           1,125,600
     15,000    Medtronic, Inc.                       846,150
     15,000    PolyMedica Corp.                      787,800
     24,000    STERIS Corp.                          655,920
     30,000    Syneron Medical Ltd.  *               709,200
     25,000    Varian Medical Systems, Inc.  *     1,047,250
     10,000    Zimmer Holdings, Inc.  *              809,900
                                                  -----------
                                                  12,158,609
               METALS & MINING DIVERSIFIED (0.7%)
     20,000    Alliance Resource Partners, L.P.      670,600
     15,000    BHP Billiton Ltd. ADR               1,179,000
     30,000    Titanium Metals Corp.  *            1,006,800
                                                  -----------
                                                   2,856,400
               NATURAL GAS - DISTRIBUTION  (0.4%)
     30,000    Enterprise Products Partners L.P.     907,500
     21,000    Ferrellgas Partners, L.P.             478,800
                                                  -----------
                                                    1,386,300

                                         Value Line Income and Growth Fund, Inc.

                                                              SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


    SHARES                                           VALUE
  -----------------------------------------------------------
               NATURAL GAS - DIVERSIFIED  (0.9%)
     20,000    Devon Energy Corp.                 $1,664,000
     45,000    El Paso Corp.                         763,650
     20,000    National Fuel Gas Co.                 936,200
                                                  -----------
                                                   3,363,850
               NEWSPAPER  (0.4%)
     55,000    News Corp. Class B                  1,286,450
     10,572    Tribune Co.                           288,827
                                                  -----------
                                                   1,575,277
               OFFICE EQUIPMENT & SUPPLIES (0.1%)
     30,000    Xerox Corp.  *                        520,200

               OILFIELD SERVICES/EQUIPMENT (2.7%)
     20,000    Bristow Group, Inc.  *                874,200
     25,000    ENSCO International, Inc.           1,402,500
     20,000    GlobalSantaFe Corp.                 1,520,400
     20,000    Grant Prideco, Inc.  *              1,090,400
     40,000    Nabors Industries Ltd.  *           1,230,800
     32,000    Noble Corp.                         1,569,600
     20,000    Pride International, Inc.  *          731,000
     40,000    Rowan Companies, Inc.               1,463,200
     40,000    RPC, Inc.                             568,400
                                                  -----------
                                                  10,450,500
               PETROLEUM - INTEGRATED  (1.1%)
     40,000    Chesapeake Energy Corp.             1,410,400
     20,000    Chevron Corp.                       1,871,600
     12,000    Marathon Oil Corp.                    684,240
      1,000    PetroChina Co. Ltd. ADR               185,110
                                                  -----------
                                                   4,151,350
               PETROLEUM - PRODUCING  (0.7%)
     25,000    Anadarko Petroleum Corp.            1,343,750
     16,000    Apache Corp.                        1,440,960
                                                  -----------
                                                   2,784,710
               PHARMACY SERVICES (0.6%)
     35,000    CVS Caremark Corp.                  1,387,050
     30,000    Omnicare, Inc.                        993,900
                                                  -----------
                                                   2,380,950
               PRECIOUS METALS  (0.9%)
     25,000    AngloGold Ashanti Ltd. ADR          1,172,250
     40,000    Harmony Gold Mining Company Ltd. ADR
     35,000    Newmont Mining Corp.                1,565,550
     40,000    Yamana Gold, Inc.                     471,200
                                                  -----------
                                                   3,685,400

--------------------------------------------------------------------------------
                                                                               3

    SHARES                                           VALUE
  -----------------------------------------------------------
               PRECISION INSTRUMENT  (0.6%)
     25,000    Applera Corporation - Applied
                Biosystems Group                  $  866,000
     20,000    OSI Systems, Inc.  *                  450,200
     40,000    PerkinElmer, Inc.                   1,168,400
                                                  -----------
                                                   2,484,600
               RAILROAD  (1.0%)
     15,000    Burlington Northern Santa Fe
                 Corp.                             1,217,550
     24,000    Canadian National Railway Co.       1,368,000
     10,000    Canadian Pacific Railway Ltd.         702,900
     15,000    Norfolk Southern Corp.                778,650
                                                  -----------
                                                   4,067,100
               RECREATION  (0.5%)
     45,000    Brunswick Corp.                     1,028,700
     35,000    Mattel, Inc.                          821,100
                                                  -----------
                                                   1,849,800
               RETAIL - SPECIAL LINES  (0.8%)
     25,000    Aeropostale, Inc.  *                  476,500
     20,000    Best Buy Co., Inc.                    920,400
     30,000    Cabela's, Inc.  *                     709,500
     30,000    Gap, Inc. (The)                       553,200
     15,000    TJX Companies, Inc. (The)             436,050
                                                  -----------
                                                   3,095,650
               RETAIL BUILDING SUPPLY  (0.2%)
     15,000    Home Depot, Inc. (The)                486,600
     20,000    Meritage Homes Corp.  *               282,400
                                                  -----------
                                                     769,000
               RETAIL STORE  (0.7%)
     65,000    Wal-Mart Stores, Inc.               2,837,250
               SEMICONDUCTOR  (0.7%)
     20,000    Advanced Micro Devices, Inc.  *       264,000
     30,000    Analog Devices, Inc.                1,084,800
     50,000    Motorola, Inc.                        926,500
     27,000    O2Micro International Ltd. ADR *      417,690
                                                  -----------
                                                   2,692,990
               STEEL - INTEGRATED  (0.1%)
     45,000    Mueller Water Products, Inc. Class A  557,550
               TELECOMMUNICATION SERVICES  (1.2%)
     15,000    BCE, Inc.                             600,750
     25,000    BT Group PLC ADR                    1,570,750
     20,000    Dycom Industries, Inc.  *             612,600
     35,000    Telkonet, Inc.  *                      58,450
     20,000    Turkcell Iletisim Hizmetleri AS ADR   425,600
     40,000    Vodafone Group PLC ADR              1,452,000
                                                  -----------
                                                   4,720,150
               TELECOMMUNICATIONS EQUIPMENT (0.5%)
     40,000    AudioCodes Ltd.  *                    218,800
     30,000    Cisco Systems, Inc.  *                993,300
     20,000    Harmonic, Inc.  *                     212,200

    SHARES                                           VALUE
  -----------------------------------------------------------
     10,000    Nokia Oyj ADR                      $  379,300
     10,000    Polycom, Inc.  *                      268,600
                                                  -----------
                                                   2,072,200
               TRUCKING  (0.5%)
     10,000    Ryder System, Inc.                    490,000
     55,000    YRC Worldwide, Inc.  *              1,502,600
                                                  -----------
                                                   1,992,600
               UTILITY - FOREIGN  (0.1%)
     20,000    Korea Electric Power Corp. ADR        463,000
               WATER UTILITY  (0.4%)
     25,000    American States Water Co.             975,000
     14,000    California Water Service Group        538,860
                                                  -----------
                                                   1,513,860
                                                  -----------

                TOTAL COMMON STOCKS
                 (COST $178,231,435)              220,316,519
                                                  -----------
    PREFERRED STOCKS (1.3%)

               BANK  (0.2%)
     40,000    KeyCorp Capital IX 6 3/4%             941,200
               ELECTRICAL EQUIPMENT  (0.2%)
     29,100    General Electric Capital Corp.
                4 1/2% (1)                           670,755
               FINANCIAL SERVICES - DIVERSIFIED
                (0.2%)
     40,000    HSBC Holdings PLC 6 1/5%              898,400
               INSURANCE - LIFE  (0.2%)
     25,000    Metlife, Inc. Series B 6 1/2%         617,250
               R.E.I.T.  (0.2%)
     30,000    Health Care, Inc. Series F 7 5/8%     741,600
               SECURITIES BROKERAGE  (0.3%)
     50,000    Lehman Brothers Holdings, Inc.      1,202,000
                Series G 6 1/2% (2)                ---------

                TOTAL PREFERRED STOCKS
                 (COST $5,296,106)                 5,071,205
                                                  ----------
   PRINCIPAL
    AMOUNT                                           VALUE
  -----------------------------------------------------------
    CORPORATE BONDS & NOTES  (2.4%)
               CHEMICAL - SPECIALTY  (0.3%)
   $1,175,000  Lubrizol Corp., 5.88%, 12/1/08      1,178,607
               ELECTRICAL EQUIPMENT  (1.0%)
    2,000,000  General Electric Capital Corp.,     2,001,614
                5.50%, 11/15/11
    2,000,000  Thomas & Betts Corp., 6.39%,        2,036,712
                2/10/09                           ----------
                                                   4,038,326
               ENTERTAINMENT  (0.4%)
    1,500,000  Liberty Media Corp., 7.88%, 7/15/09 1,543,778

--------------------------------------------------------------------------------
4

                                         Value Line Income and Growth Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


   PRINCIPAL
    AMOUNT                                           VALUE
  -----------------------------------------------------------
               FOOD PROCESSING  (0.2%)
  $ 1,000,000  Sensient Technologies Corp.,
                6.50%, 4/1/09                     $1,013,158
               INSURANCE - LIFE  (0.5%)
    2,000,000  Principal Life Income Funding       1,810,860
                Trusts, 4.56%, 4/1/16 (2)         ----------

                TOTAL CORPORATE BONDS & NOTES
                 (COST $9,710,522)                 9,584,729
                                                  -----------
    CONVERTIBLE CORPORATE BONDS & NOTES  (6.1%)
               AIR TRANSPORT  (0.9%)
    1,500,000   ExpressJet Holdings, Inc.,
                 4.25%, 8/1/23                     1,453,125
    2,250,000   JetBlue Airways Corp.
                 3.50%, 7/15/33                    2,179,688
                                                  -----------
                                                   3,632,813
               APPAREL  (0.3%)
    1,500,000   Kellwood Co. 3.50%, 6/15/34 (3)    1,366,875
               BANK  (0.6%)
    2,500,000   Wells Fargo & Co. Senior
                  Debentures, 5.11%, 5/1/33 (4)    2,488,500
               BANK - MIDWEST  (0.5%)
    2,000,000   U.S. Bancorp 3.61%, 2/6/37 (4)     1,983,400
               COMPUTER & PERIPHERALS  (0.4%)
      800,000   Adaptec, Inc. 0.75%, 12/22/23        744,000
    1,000,000   Mercury Computer Systems, Inc.
                 Senior Notes, 2.00%, 5/1/24         890,000
                                                  -----------
                                                   1,634,000
               COMPUTER SOFTWARE & SERVICES
                 (0.8%)
    1,000,000   Ciber, Inc. 2.88%, 12/15/23          960,000
    2,000,000   Electronic Data Systems
                  Corp. 3.88%, 7/15/23             2,005,000
                                                  -----------
                                                   2,965,000
               DRUG  (0.9%)
    2,000,000   Bristol-Myers Squibb Co.
                 5.19%, 9/15/23 (4)                2,007,600
    1,500,000   Valeant Pharmaceuticals
                  International 4.00%, 11/15/13    1,355,625
                                                  -----------
                                                   3,363,225
               ELECTRICAL EQUIPMENT  (0.3%)
    1,500,000   WESCO International, Inc.
                 1.75%, 11/15/26                   1,263,750
               SEMICONDUCTOR  (0.5%)
    1,000,000   LSI Corp. 4.00%, 5/15/10             988,750

   PRINCIPAL
    AMOUNT                                           VALUE
  -----------------------------------------------------------
$   1,000,000   Vitesse Semiconductor Corp.
                 1.50%, 10/1/24              $      837,500
                                                  -----------
                                                   1,826,250
               TELECOMMUNICATIONS EQUIPMENT
                (0.9%)
    1,500,000   Agere Systems, Inc. 6.50%,
                 12/15/09                          1,515,000
    2,000,000   Lucent Technologies, Inc.
                 Series A 2.88%, 6/15/23           1,907,500
                                                  -----------
                                                   3,422,500
                                                  -----------

                TOTAL CONVERTIBLE CORPORATE
                  BONDS & NOTES
                 (COST $23,682,469)               23,946,313
                                                  -----------
    U.S. TREASURY OBLIGATIONS  (12.5%)
    3,000,000  U.S. Treasury Notes, 4.88%,
                8/31/08                            3,019,452
    7,000,000  U.S. Treasury Notes, 4.50%,
                2/15/09                            7,047,579
    7,000,000  U.S. Treasury Notes, 5.50%,
                5/15/09                            7,167,888
    4,000,000  U.S. Treasury Notes, 4.75%,
                3/31/11                            4,087,500
    6,296,760  U.S. Treasury Notes, 2.38%,
                4/15/11 (5)                        6,337,588
    6,000,000  U.S. Treasury Notes, 4.88%,
                4/30/11                            6,155,154
    5,000,000  U.S. Treasury Notes, 5.13%,
                6/30/11                            5,173,830
    4,000,000  U.S. Treasury Notes, 5.00%,
                8/15/11                            4,132,812
    6,000,000  U.S. Treasury Notes, 4.75%,
                1/31/12                            6,137,346
                                                  -----------

                TOTAL U.S. TREASURY
                  OBLIGATIONS
                (COST $48,202,142)                49,259,149
                                                  -----------
    U.S. GOVERNMENT AGENCY OBLIGATIONS  (11.5%)
    4,000,000  Federal Farm Credit Bank, 5.20%,    4,006,336
                9/13/10
    3,000,000  Federal Home Loan Bank, 4.00%,      2,996,817
                11/9/07
    2,000,000  Federal Home Loan Bank, 5.25%,      2,001,862
                1/30/08
    2,500,000  Federal Home Loan Bank, 4.38%,      2,490,265
                10/3/08
    3,000,000  Federal Home Loan Bank, 4.50%,      2,997,906
                10/14/08
    2,500,000  Federal Home Loan Bank, 4.63%,      2,502,175
                11/21/08
    2,000,000  Federal Home Loan Bank, 4.75%,      2,005,036
                12/12/08
    3,000,000  Federal Home Loan Bank, 5.38%,      3,003,372
                8/14/09
    3,000,000  Federal Home Loan Bank, 5.25%,      3,011,247
                5/7/10
    3,000,000  Federal Home Loan Bank, 4.88%,      3,032,169
                5/14/10
    4,000,000  Federal Home Loan Bank, 5.45%,      4,024,108
                6/18/10
    1,414,950  Federal Home Loan Bank, 4.75%,      1,399,923
                10/25/10
    3,000,000  Federal Home Loan Bank, 5.55%,      3,049,440
                6/12/12
    4,000,000  Federal Home Loan Bank, 5.30%,      4,017,044
                10/3/12
    3,000,000  Federal Home Loan Bank, 7.50%,      2,992,500
                12/27/21 (4)

--------------------------------------------------------------------------------
                                                                               5

                                         Value Line Income and Growth Fund, Inc.

                                                              SEPTEMBER 30, 2007
--------------------------------------------------------------------------------


   PRINCIPAL
    AMOUNT                                           VALUE
  -----------------------------------------------------------
    1,421,870  Federal National Mortgage
                 Association Benchmark REMIC
                 Series 20069-B1 Class AB,
  $              6.00%, 6/25/16                   $1,435,668
                                                  -----------

                TOTAL U.S. GOVERNMENT AGENCY
                  OBLIGATIONS
                  (COST $44,823,185)              44,965,868
                                                  -----------

                TOTAL INVESTMENT SECURITIES
                  (89.9%)
                  (COST $309,945,859)            353,143,783
                                                 ------------
    SHORT-TERM INVESTMENTS  (9.1%)
               CORPORATE BONDS  (1.3%)
    5,000,000  Rabobank Nederland  NV, 5.80%,      5,000,000
                4/11/08 (6)
               REPURCHASE AGREEMENTS (7) (4.7%)
   18,500,000   With Morgan Stanley, 3.80%,
                  dated 9/28/07, due
                  10/1/07, delivery value
                  $18,505,858,
                  (collateralized by
                  $15,295,000 U.S. Treasury
                  Notes 6.75%, due 8/15/26,
                  with a value of
                  $18,869,375)                    18,500,000
               U.S. GOVERNMENT AGENCY
                 OBLIGATIONS  (3.1%)
    5,000,000  Federal Home Loan Bank, 5.25%,      5,000,000
                 11/29/07
    5,000,000  Federal Home Loan Bank, 5.30%,      5,000,000
                 6/20/08 (4)
    2,000,000  Federal Home Loan Bank, 5.25%,      2,000,000
                 1/18/08
                                                  -----------
                                                  12,000,000
                                                  -----------

                TOTAL SHORT-TERM INVESTMENTS
                 (COST $35,500,000)               35,500,000
                                                  -----------
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES  (1.0%)                              3,996,016
                                              ---------------
NET ASSETS  (100.0%)                          $  392,639,799
                                              ---------------
NET ASSET VALUE OFFERING AND REDEMPTION
  PRICE, PER OUTSTANDING SHARE
  ($392,639,799 / 43,160,735 SHARES
  OUTSTANDING)                                $         9.10
                                              ---------------
*        Non-income producing.
(1)      Multi-coupon preferred security.
(2) Rate at September 30, 2007. Floating rate changes monthly.
(3) Step Bond - The rate shown is as of September 30, 2007 and will reset at a future date.
(4) Rate at September 30, 2007. Floating rate changes quarterly.
(5)      Treasury Inflation Protected Security (TIPS).
(6) The rate shown on variable rate securities is the rate at the end of the reporting period. The rate changes quarterly.
(7) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

ADR      American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of September 30, 2007 was as follows:
                                                                  TOTAL NET
                                                                  UNREALIZED
TOTAL COST         APPRECIATION            DEPRECIATION           APPRECIATION
--------------------------------------------------------------------------------
$345,445,859       $48,328,026             $(5,130,102)           $43,197,924

--------------------------------------------------------------------------------
6

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.   EXHIBITS:
(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    November 29, 2007
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         --------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R Anastasio
         -----------------------------------------------------------
         Stephen R Anastasio, Treasurer, Principal Financial Officer

Date:    November 29, 2007
         ------------------------